Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

The Company has an agreement with an individual in consideration of the Company’s exclusive use of patented technology developed by the individual. Pursuant to the agreement, as amended, the Company shall pay a royalty of 25% of all the net income from the sale of licensed products, as defined with a minimum royalty of $35 per month payable in cash or common stock of the Company. In addition, the Company agreed to issue 8,000,000 shares of the Company’s common stock with vesting terms to the individual (see Note 10). During the three and nine months ended September 30, 2020, the Company paid $62 and $296 to the individual.

The Company entered into agreements to share revenue for a product to be designed and produced with several investors. The agreements specify payments of 50% of the net revenues from the specified new product sales. The investors advanced $250 for the right to receive the payments specified. The Company has not produced the specified product. The Company has recorded the advances as liabilities under notes payable. In addition, the Company issued 280,000 shares of common stock to the related investors and the recognized the fair value of $28 as a discount. The discount is being amortized to interest expense over the expected life of the agreement. The Company has determined that there is the potential for litigation under these agreements however no estimate of liability can be calculated as of September 30, 2020.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

The Company has an agreement with an individual in consideration of the Company’s exclusive use of patented technology developed by the individual. Pursuant to the agreement, as amended, the Company shall pay a royalty of 25% of all the net income from the sale of licensed products, as defined with a minimum royalty of $35,000 per month payable in cash or common stock of the Company. In addition, the Company agreed to issue 8,000,000 shares of the Company’s common stock with vesting terms to the individual (see Note 11). During the year ended December 31, 2019, the Company paid $343,300 to the individual.